UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09191

Name of Fund: BlackRock MuniHoldings Quality Fund II, Inc. (MUE)

Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock

            MuniHoldings Quality Fund II, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code:  (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2016

Date of reporting period: 10/31/2015

Item 1 – Schedule of Investments

Schedule of Investments October 31, 2015 (Unaudited)	BlackRock MuniHoldings Quality Fund II, Inc. (MUE) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Alabama — 2.2%
City of Birmingham Alabama Special Care Facilities Financing Authority, RB, Children’s Hospital (AGC), 6.00%, 6/01/19 (a)	$5,225	$6,124,432
City of Selma Alabama IDB, RB, Gulf Opportunity Zone, International Paper Co. Project, Series A, 5.38%, 12/01/35	940	1,037,995

		7,162,427
California — 25.8%
California Educational Facilities Authority, RB, University of Southern California, Series A, 5.25%, 10/01/38	5,050	5,619,943
California Health Facilities Financing Authority, RB, Sutter Health, Series B, 6.00%, 8/15/42	2,865	3,386,058
City & County of San Francisco California Airports Commission, ARB, Special Facility Lease, SFO Fuel, Series A, AMT (AGM), 6.10%, 1/01/20	1,070	1,075,125
City & County of San Francisco California Airports Commission, Refunding ARB, 2nd Series A, AMT:
5.50%, 5/01/28	1,800	2,125,512
5.25%, 5/01/33	1,410	1,598,432
City & County of San Francisco California Airports Commission, Refunding RB, Series A, AMT, 5.00%, 5/01/44	1,860	2,019,476
City of San Jose California, Refunding ARB, Series A-1, AMT, 5.50%, 3/01/30	4,045	4,559,160
City of Sunnyvale California, Refunding RB, 5.25%, 4/01/40	2,800	3,164,364
County of Sacramento California, ARB, Senior Series A (AGC), 5.50%, 7/01/41	3,500	3,867,395
County of Ventura California Community College District, GO, Election of 2002, Series C, 5.50%, 8/01/18 (a)	3,175	3,583,051
Emery Unified School District, GO, Election of 2010, Series A (AGM), 5.50%, 8/01/35	1,875	2,240,287
Kern Community College District, GO, Safety, Repair & Improvement, Election of 2002, Series C, 5.50%, 11/01/33	2,445	2,892,288

Municipal Bonds	Par (000)	Value
California (continued)
Los Angeles Community College District California, GO:
Election of 2001, Series A (NPFGC), 5.00%, 8/01/17 (a)	$5,000	$5,393,150
Election of 2008, Series C, 5.25%, 8/01/39	2,000	2,320,740
Oceanside Unified School District, GO, Series A (AGC), 5.25%, 8/01/33	1,675	1,832,986
Redondo Beach Unified School District, GO, Election of 2008, Series E, 5.50%, 8/01/34	2,670	3,145,554
Riverside County Public Financing Authority, RB, Capital Facilities Project, 5.25%, 11/01/40	4,500	5,213,340
Sequoia Union High School District, GO, Refunding, Election of 2004, Series B (AGM), 5.50%, 7/01/16 (a)	5,190	5,372,844
State of California Public Works Board, LRB, Various Capital Projects, Series I:
5.50%, 11/01/30	5,000	6,057,650
5.50%, 11/01/31	3,130	3,774,467
5.50%, 11/01/33	3,000	3,615,300
State of California Public Works Board, RB, Department of Corrections & Rehabilitation, Series F, 5.25%, 9/01/33	1,260	1,471,945
Township of Washington California Health Care District, GO, Election of 2004, Series B, 5.50%, 8/01/40	940	1,105,431
University of California, Refunding RB, The Regents of Medical Center, Series J, 5.25%, 5/15/38	7,580	8,646,506

		84,081,004
Colorado — 2.1%
City & County of Denver Colorado Airport System, ARB, Series A, AMT:
5.50%, 11/15/28	1,500	1,748,385
5.50%, 11/15/30	565	651,727
5.50%, 11/15/31	675	775,528

BLACKROCK MUNIHOLDINGS QUALITY FUND II, INC.	OCTOBER 31, 2015	1

Schedule of Investments (continued)	BlackRock MuniHoldings Quality Fund II, Inc. (MUE)

Municipal Bonds	Par (000)	Value
Colorado (continued)
Colorado Health Facilities Authority, RB, Hospital, NCMC, Inc. Project, Series B (AGM), 6.00%, 5/15/26	$3,300	$3,691,710

		6,867,350
Connecticut — 0.9%
Connecticut State Health & Educational Facility Authority, Refunding RB, Quinnipiac University, Series L, 5.00%, 7/01/45	2,675	2,925,781
Florida — 20.7%
City of Jacksonville Florida, Refunding RB, Series A, 5.25%, 10/01/33	405	473,153
County of Broward Florida Airport System, ARB, Series A, AMT, 5.13%, 10/01/38	5,665	6,182,101
County of Broward Florida Airport System, RB, Series A, AMT, 5.00%, 10/01/45	1,440	1,565,035
County of Hillsborough Florida Aviation Authority, Refunding ARB, Tampa International Airport, Series A, AMT, 5.50%, 10/01/29	2,995	3,439,578
County of Lee Florida, Refunding ARB, Series A, AMT, 5.38%, 10/01/32	2,500	2,779,675
County of Lee Florida Housing Finance Authority, RB, S/F Housing, Multi-County Program, Series A-2, AMT (Ginnie Mae), 6.00%, 9/01/40	490	493,802
County of Miami-Dade Educational Facilities Authority, Refunding RB, University of Miami-Dade, Series A, 5.00%, 4/01/45	1,705	1,854,409
County of Miami-Dade Florida, RB, Seaport:
Series A, 5.38%, 10/01/33	1,765	1,994,079
Series A, 5.50%, 10/01/42	3,000	3,438,570
Series B, AMT, 6.25%, 10/01/38	800	973,224
Series B, AMT, 6.00%, 10/01/42	1,060	1,242,680
County of Miami-Dade Florida, Refunding RB, Water & Sewer System, Series B, 5.25%, 10/01/29	3,130	3,654,275

Municipal Bonds	Par (000)	Value
Florida (continued)
County of Miami-Dade Florida Aviation, Refunding ARB, AMT, Series A:
Miami International Airport (AGM), 5.25%, 10/01/41	$4,610	$5,005,723
Miami International Airport (AGM), 5.50%, 10/01/41	4,180	4,611,920
5.00%, 10/01/31	5,155	5,661,634
5.00%, 10/01/32	5,000	5,461,700
County of Orange Florida School Board, COP, Series A (AGC), 5.50%, 8/01/34	7,600	8,446,944
Reedy Creek Improvement District, GO, Series A, 5.25%, 6/01/32	1,805	2,093,277
Tohopekaliga Water Authority, Refunding RB, Series A, 5.25%, 10/01/36	6,965	8,082,534

		67,454,313
Hawaii — 0.7%
State of Hawaii, Department of Transportation, COP, AMT:
5.25%, 8/01/25	740	869,670
5.25%, 8/01/26	1,205	1,410,103

		2,279,773
Illinois — 17.0%
City of Chicago Illinois, GARB, O’Hare International Airport, 3rd Lien:
Series A, 5.75%, 1/01/39	2,000	2,327,000
Series C, 6.50%, 1/01/41	9,085	10,939,339
City of Chicago Illinois Midway International Airport, Refunding GARB, 2nd Lien, Series A:
5.00%, 1/01/41	1,140	1,198,425
AMT, 5.50%, 1/01/28	1,000	1,135,970
AMT, 5.50%, 1/01/29	1,500	1,692,750
AMT, 5.38%, 1/01/33	2,000	2,174,380
City of Chicago Illinois Transit Authority, RB:
Federal Transit Administration, Section 5309, Series A (AGC), 6.00%, 12/01/18 (a)	3,400	3,925,606
Sales Tax Receipts, 5.25%, 12/01/36	2,940	3,138,303
Sales Tax Receipts, 5.25%, 12/01/40	1,500	1,593,690
Sales Tax Receipts, 5.00%, 12/01/44	2,355	2,499,668
City of Chicago Illinois Wastewater Transmission, RB, 2nd Lien, 5.00%, 1/01/42	2,985	3,100,281

2	BLACKROCK MUNIHOLDINGS QUALITY FUND II, INC.	OCTOBER 31, 2015

Schedule of Investments (continued)	BlackRock MuniHoldings Quality Fund II, Inc. (MUE)

Municipal Bonds	Par (000)	Value
Illinois (continued)
County of Cook Illinois Community College District No. 508, GO, City College of Chicago:
5.25%, 12/01/30	$1,270	$1,425,308
5.50%, 12/01/38	1,980	2,235,895
5.25%, 12/01/43	5,500	6,062,650
Railsplitter Tobacco Settlement Authority, RB:
5.50%, 6/01/23	2,350	2,741,745
6.00%, 6/01/28	670	794,573
State of Illinois, GO:
5.25%, 2/01/31	1,495	1,589,484
5.25%, 2/01/32	2,320	2,456,718
5.50%, 7/01/33	1,000	1,073,580
5.50%, 7/01/38	700	737,968
State of Illinois, RB, Build Illinois, Series B, 5.25%, 6/15/28	2,500	2,776,750

		55,620,083
Indiana — 1.0%
Indiana Finance Authority, RB, Private Activity Bond, Ohio River Bridges, Series A, AMT, 5.00%, 7/01/40	460	489,628
Indianapolis Local Public Improvement Bond Bank, Refunding RB, Waterworks Project, Series A (AGC), 5.50%, 1/01/38	2,370	2,678,835

		3,168,463
Louisiana — 1.4%
Lake Charles Harbor & Terminal District, RB, Series B, AMT, 5.50%, 1/01/29	2,225	2,520,124
Tobacco Settlement Financing Corp., Refunding RB, Asset-Backed, Series A, 5.50%, 5/15/29	2,020	2,220,121

		4,740,245
Massachusetts — 0.5%
Massachusetts HFA, Refunding RB, Series C, AMT, 5.35%, 12/01/42	1,500	1,550,775
Michigan — 2.3%
Hudsonville Public Schools, GO, School Building & Site (Q-SBLF), 5.25%, 5/01/41	3,420	3,885,735

Municipal Bonds	Par (000)	Value
Michigan (continued)
Royal Oak Hospital Finance Authority Michigan, Refunding RB, William Beaumont Hospital, Series V, 8.25%, 9/01/18 (a)	$3,115	$3,753,295

		7,639,030
Minnesota — 0.7%
City of Minneapolis Minnesota, Refunding RB, Fairview Health Services:
Series A (AGC), 6.50%, 11/15/38	1,670	1,897,905
Series B (AGC), 6.50%, 11/15/18 (a)	305	355,407

		2,253,312
Mississippi — 1.3%
Mississippi Development Bank, RB, Jackson Water & Sewer System Project (AGM), 6.88%, 12/01/40	2,405	3,063,200
Mississippi State University Educational Building Corp., Refunding RB, Mississippi State University Improvement Project, 5.25%, 8/01/38	1,000	1,134,570

		4,197,770
Nevada — 2.8%
County of Clark Nevada, ARB, Las Vegas-McCarran International Airport, Series A (AGM), 5.25%, 7/01/39	3,210	3,593,820
County of Clark Nevada, GO, Limited Tax, 5.00%, 6/01/38	5,000	5,423,100

		9,016,920
New Jersey — 5.6%
New Jersey EDA, RB, The Goethals Bridge Replacement Project, AMT:
5.38%, 1/01/43	1,940	2,068,506
Private Activity Bond (AGM), 5.00%, 1/01/31	1,355	1,492,194
New Jersey Health Care Facilities Financing Authority, RB, Virtua Health, Series A (AGC), 5.50%, 7/01/38	3,400	3,746,596
New Jersey State Turnpike Authority, RB, Series E, 5.00%, 1/01/45	990	1,093,208

BLACKROCK MUNIHOLDINGS QUALITY FUND II, INC.	OCTOBER 31, 2015	3

Schedule of Investments (continued)	BlackRock MuniHoldings Quality Fund II, Inc. (MUE)

Municipal Bonds	Par (000)	Value
New Jersey (continued)
New Jersey Transportation Trust Fund Authority, RB, Transportation System:
Series A, 5.50%, 6/15/41	$3,030	$3,214,466
Series A (AGC), 5.63%, 12/15/28	2,930	3,326,956
Series AA, 5.50%, 6/15/39	3,040	3,236,232

		18,178,158
New York — 8.6%
City of New York New York Municipal Water Finance Authority, Refunding RB, 2nd General Resolution, Series EE:
Fiscal 2009, 5.25%, 6/15/40	6,930	7,809,971
Water & Sewer System, 5.38%, 6/15/43	2,220	2,582,992
Hudson Yards Infrastructure Corp., RB, Series A, 5.75%, 2/15/47	940	1,069,175
Metropolitan Transportation Authority, RB:
Series A, 5.25%, 11/15/38	8,500	9,906,240
Series A-1, 5.25%, 11/15/39	1,550	1,774,890
New York State Dormitory Authority, Refunding RB, Icahn School of Medicine at Mount Sinai, Series A, 5.00%, 7/01/45	2,500	2,744,975
Port Authority of New York & New Jersey, Refunding ARB, Consolidated, 166th Series, 5.25%, 7/15/36	2,000	2,282,440

		28,170,683
Ohio — 0.9%
State of Ohio Turnpike Commission, RB, Junior Lien, Infrastructure Projects, Series A-1, 5.25%, 2/15/31	2,500	2,879,975
Pennsylvania — 2.5%
Pennsylvania Economic Development Financing Authority, RB, AMT, Pennsylvania Bridge Finco LP:
5.00%, 6/30/42	2,000	2,117,780
5.00%, 12/31/38	1,880	2,004,795
Township of Bristol Pennsylvania School District, GO:
5.25%, 6/01/37	2,500	2,835,500

Municipal Bonds	Par (000)	Value
Pennsylvania (continued)
Township of Bristol Pennsylvania School District, GO (continued):
5.25%, 6/01/43	$1,100	$1,239,733

		8,197,808
South Carolina — 5.4%
County of Charleston South Carolina, RB, Special Source, 5.25%, 12/01/38	3,760	4,316,781
County of Charleston South Carolina Airport District, ARB, Series A, AMT:
6.00%, 7/01/38	2,940	3,394,142
5.50%, 7/01/41	2,500	2,799,725
South Carolina Ports Authority, RB, AMT, 5.25%, 7/01/50 (b)	1,870	2,046,247
South Carolina State Public Service Authority, Refunding RB, Series C, 5.00%, 12/01/46	2,000	2,177,340
State of South Carolina Public Service Authority, Refunding RB, Series A:
5.50%, 1/01/19 (a)	200	229,086
5.50%, 1/01/38	2,300	2,567,743

		17,531,064
Texas — 19.7%
City of Beaumont Texas, GO, Certificates of Obligation, 5.25%, 3/01/37	2,345	2,661,927
City of Houston Texas Utility System, Refunding RB, Combined 1st Lien, Series A (AGC), 6.00%, 11/15/35	6,700	7,828,280
County of Tarrant Texas Cultural Education Facilities Finance Corp., Refunding RB, Christus Health, Series A (AGC):
6.50%, 1/01/19 (a)	620	725,053
6.50%, 7/01/37	2,380	2,687,663
Dallas Area Rapid Transit, Refunding RB, Senior Lien, 5.25%, 12/01/38	4,555	5,061,015
Dallas-Fort Worth International Airport, ARB, Joint Improvement, AMT:
Series A, 5.00%, 11/01/38	1,615	1,713,870
Series H, 5.00%, 11/01/37	1,810	1,944,700
Lower Colorado River Authority, Refunding RB, 5.50%, 5/15/33	2,155	2,509,864
Mesquite Independent School District, GO, Series E, 5.00%, 8/15/41	920	1,055,755

4	BLACKROCK MUNIHOLDINGS QUALITY FUND II, INC.	OCTOBER 31, 2015

Schedule of Investments (continued)	BlackRock MuniHoldings Quality Fund II, Inc. (MUE)

Municipal Bonds	Par (000)	Value
Texas (continued)
North Texas Tollway Authority, RB, Special Projects, Series A, 5.50%, 9/01/41	$7,000	$8,217,160
North Texas Tollway Authority, Refunding RB:
1st Tier System, Series A (NPFGC), 5.63%, 1/01/33	10,975	11,881,096
1st Tier System, Series A (NPFGC), 5.75%, 1/01/40	11,575	12,607,953
1st Tier System, Series B (NPFGC), 5.75%, 1/01/40	1,000	1,089,240
1st Tier System, Series K-2 (AGC), 6.00%, 1/01/38	1,000	1,130,120
Series B, 5.00%, 1/01/40	1,980	2,160,239
Red River Education Financing Corp., RB, Texas Christian University Project, 5.25%, 3/15/38	1,070	1,215,306

		64,489,241
Virginia — 1.1%
City of Lexington Virginia IDA, RB, Washington & Lee University, 5.00%, 1/01/43	945	1,038,952
Virginia Public School Authority, RB, Fluvanna County School Financing, 6.50%, 12/01/18 (a)	2,195	2,572,057

		3,611,009
Washington — 1.5%
City of Seattle Washington Municipal Light & Power, Refunding RB, Series A, 5.25%, 2/01/36	2,400	2,701,488
State of Washington, GO, Various Purposes, Series B, 5.25%, 2/01/36	1,865	2,164,482

		4,865,970
Total Municipal Bonds — 124.7%		406,881,154

Municipal Bonds Transferred to Tender Option Bond Trusts (c)
Colorado — 3.0%
Colorado Health Facilities Authority, RB, Catholic Health, Series C-3 (AGM), 5.10%, 10/01/41	9,410	9,905,248

Municipal Bonds Transferred to Tender Option Bond Trusts (c)	Par (000)	Value
District of Columbia — 0.6%
District of Columbia Water & Sewer Authority, Refunding RB, Senior Lien, Series A, 6.00%, 10/01/18 (a)(d)	$1,699	$1,949,357
Florida — 4.3%
County of Miami-Dade Florida, GO, Building Better Communities Program, Series B-1, 6.00%, 7/01/38	12,500	14,151,125
Illinois — 3.6%
City of Chicago Illinois, ARB, O’Hare International Airport, Series A (AGM), 5.00%, 1/01/38	5,000	5,311,300
City of Chicago Illinois, Refunding RB, Waterworks, 2nd Lien (AGM), 5.25%, 11/01/33	3,967	4,150,627
State of Illinois Toll Highway Authority, RB, Senior Priority, Series A, 5.00%, 1/01/40	1,980	2,189,602

		11,651,529
Kentucky — 0.8%
Kentucky State Property & Building Commission, Refunding RB, Project No. 93 (AGC), 5.25%, 2/01/27	2,304	2,585,066
Nevada — 6.4%
County of Clark Nevada Water Reclamation District, GO:
Limited Tax, 6.00%, 7/01/18 (a)	10,000	11,367,700
Series B, 5.50%, 7/01/29	8,247	9,430,528

		20,798,228
New Jersey — 1.7%
New Jersey Housing & Mortgage Finance Agency, RB, S/F Housing, Series CC, 5.25%, 10/01/29	3,861	4,078,171
New Jersey Transportation Trust Fund Authority, RB, Transportation System, Series B, 5.25%, 6/15/36 (d)	1,500	1,555,633

		5,633,804
New York — 7.0%
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution, Series FF, 5.00%, 6/15/45	5,958	6,563,700

BLACKROCK MUNIHOLDINGS QUALITY FUND II, INC.	OCTOBER 31, 2015	5

Schedule of Investments (continued)	BlackRock MuniHoldings Quality Fund II, Inc. (MUE)

Municipal Bonds Transferred to Tender Option Bond Trusts (c)	Par (000)	Value
New York (continued)
City of New York New York Transitional Finance Authority, BARB, Fiscal 2009, Series S-3, 5.25%, 1/15/39	$2,300	$2,554,374
New York Liberty Development Corp., RB, 1 World Trade Center Port Authority Consolidated Bonds, 5.25%, 12/15/43	7,515	8,617,090
New York Liberty Development Corp., Refunding RB, 4 World Trade Center Project, 5.75%, 11/15/51 (d)	4,400	5,066,906

		22,802,070
Texas — 1.5%
County of Tarrant Texas Cultural Education Facilities Finance Corp., RB, Baylor Health Care System Project, Series A, 5.00%, 11/15/38	4,296	4,783,954
Utah — 0.8%
City of Riverton Utah, RB, IHC Health Services, Inc., 5.00%, 8/15/41	2,504	2,721,805
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 29.7%		96,982,186
Total Long-Term Investments (Cost — $459,006,782) — 154.4%		503,863,340

Short-Term Securities — 1.2%	Shares	Value
FFI Institutional Tax-Exempt Fund, 0.02% (e)(f)	3,997,388	$3,997,388
Total Short-Term Securities (Cost — $3,997,388) — 1.2%		3,997,388
Total Investments (Cost — $463,004,170*) — 155.6%		507,860,728
Other Assets Less Liabilities — 0.3%		1,046,892
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (15.8)%		(51,430,688)
VMTP Shares, at Liquidation Value — (40.1)%		(131,000,000)

Net Assets Applicable to Common Shares — 100.0%		$326,476,932

*	As of period end, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$412,191,542

Gross unrealized appreciation	$44,967,601
Gross unrealized depreciation	(711,169)

Net unrealized appreciation	$44,256,432

Notes to Schedule of Investments

(a)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(b)	When-issued security.

(c)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.

(d)	All or a portion of security is subject to a recourse agreement, which may require the Fund to pay the liquidity provider in the event there is a shortfall between the TOB Trust Certificates and proceeds received from the sale of the security contributed to the TOB Trust or in the event of a default on the security. In the case of a shortfall or default, the aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expire from October 1, 2016 to November 15, 2019 is 4,822,883.

(e)	During the period ended October 31, 2015, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2015	Net Activity	Shares Held at October 31, 2015	Income
FFI Institutional Tax-Exempt Fund	5,506,208	(1,508,820)	3,997,388	$137

(f)	Represents the current yield as of period end.

6	BLACKROCK MUNIHOLDINGS QUALITY FUND II, INC.	OCTOBER 31, 2015

Schedule of Investments (continued)	BlackRock MuniHoldings Quality Fund II, Inc. (MUE)

Portfolio Abbreviations

AGC	Assured Guarantee Corp.	EDA	Economic Development Authority	IDB	Industrial Development Board
AGM	Assured Guaranty Municipal Corp.	GARB	General Airport Revenue Bonds	LRB	Lease Revenue Bonds
AMT	Alternative Minimum Tax (subject to)	GO	General Obligation Bonds	NPFGC	National Public Finance Guarantee Corp.
ARB	Airport Revenue Bonds	HFA	Housing Finance Agency	RB	Revenue Bonds
BARB	Building Aid Revenue Bonds	IDA	Industrial Development Authority	S/F	Single-Family
COP	Certificates of Participation

Derivative Financial Instruments Outstanding as of Period End

Financial Futures Contracts
Contracts (Short)	Issue	Expiration	Notional Value		Unrealized Appreciation
(23)	5-Year U.S. Treasury Note	December 2015	USD	2,754,789	$33,035
(29)	10-Year U.S. Treasury Note	December 2015	USD	3,702,938	59,262
(12)	Long U.S. Treasury Bond	December 2015	USD	1,877,250	38,905
(2)	U.S. Ultra Bond	December 2015	USD	319,500	7,123
Total					$138,325

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

BLACKROCK MUNIHOLDINGS QUALITY FUND II, INC.	OCTOBER 31, 2015	7

Schedule of Investments (concluded)	BlackRock MuniHoldings Quality Fund II, Inc. (MUE)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

As of period end, the following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments [1]	—	$503,863,340	—	$503,863,340
Short-Term Securities	$3,997,388	—	—	3,997,388

Total	$3,997,388	$503,863,340	—	$507,860,728

[1] See above Schedule of Investments for values in each state or political sub-division.
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments [1]
Assets:
Interest rate contracts	$138,325	—	—	$138,325
[1] Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$109,800	—	—	$109,800
Liabilities:
TOB Trust Certificates	—	$(51,412,754)	—	(51,412,754)
VMTP Shares	—	(131,000,000)	—	(131,000,000)

Total	$109,800	$(182,412,754)	—	$(182,302,954)

During the period ended October 31, 2015, there were no transfers between levels.

8	BLACKROCK MUNIHOLDINGS QUALITY FUND II, INC.	OCTOBER 31, 2015

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniHoldings Quality Fund II, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock MuniHoldings Quality Fund II, Inc.

Date: December 22, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock MuniHoldings Quality Fund II, Inc.

Date: December 22, 2015

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of BlackRock MuniHoldings Quality Fund II, Inc.

Date: December 22, 2015